Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2025
Derivative Instruments
Schedule of realized and unrealized gains and losses recognized in earnings as net gain (loss) on derivative instruments

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2025	2024	2025	2024
Realized gain (loss):
Interest rate swap contracts	$2,521	$3,987	$5,631	$8,050
Total realized gain (loss):	2,521	3,987	5,631	8,050
Unrealized gain (loss):
Interest rate swap contracts	(2,891)	(2,190)	(7,345)	(1,251)
Total unrealized gain (loss):	(2,891)	(2,190)	(7,345)	(1,251)
Total realized and unrealized gain (loss) on derivative instruments:	$(370)	$1,797	$(1,714)	$6,799